ISSUED CAPITAL - Common Stock (Details) - Ordinary shares - $ / shares	Jun. 30, 2024	Mar. 01, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	$ 0.001	$ 0.001
Shares held by a subsidiary of the Company (in shares)	82,871,812			766,350
Authorized common shares (nominal value of US$0.001 per share)	1,849,190,667		1,849,190,667
Issued shares, including 82,871,812 ( 2023: 766,350) shares held by a subsidiary of the Company	1,849,190,667	1,849,190,667	1,756,731,135